INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Acquired technology	$ 3,004	$ 3,004
Accumulated amortization and Impairment	2,655	1,189
Depreciated cost	$ 349	$ 1,815